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                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   FORM 13F

                Report for the Quarter Ended September 30, 2007

Check here if Amendment: [ ] Amendment No.
This Amendment           [ ] is a restatement
                         [ ] Adds new holdings entries

Name of Institutional Investment Manager Filing this Report:

   NFJ Investment Group L.P.

Address:

   2100 Ross Avenue, Suite 700, Dallas, Texas 75201

   Form 13-F File No. 28-10770

   The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 9th day of November, 2007.

                                        NFJ Investment Group L.P.
                                        -------------------------------------
Person Signing this Report on           (Name of Institutional
Behalf of Reporting Manager:            Investment Manager)

Name: Kellie E. Davidson
Title: Assistant Secretary
Phone: (949) 219-2200


                              /s/ KELLIE E. DAVIDSON
                              --------------------------------------------------
                              (Signature of Person Duly Authorized to Submit This Report)

Report Type:

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting
         Manager are reported in this Report)

     [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

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List of Other Managers Reporting for this Manager

             13F File No.: Name:
             ------------- -----
             28-2701       Allianz Global Investors of America L.P.

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